Warranty Reserve (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance	$ 34,374	$ 38,024	$ 36,936
Accruals for warranty expense, net of adjustments	35,535	24,779	34,456
Settlements made	(31,876)	(28,429)	(33,368)
Ending balance	$ 38,033	$ 34,374	$ 38,024